22 Income tax (''IR'') and social contribution (''CSL'') (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Tax rate losses	75.00%
Losses expire	10 years
Income tax and social contribution	R$ 1,547,916
Tax refund amount	R$ 982,000
Percentage of deduction of depreciation	100.00%
BRAZIL
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Tax rates	34.00%
Tax rate losses	30.00%